Schedule of prepaid compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 653,975	$ 126,212	$ 1,137,042	$ 386,121	$ 680,611	$ 356,252
Total	9,987		9,987		631,878
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		40,608	40,608	121,824	161,107	112,035
Total					40,608
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		40,608	40,608	121,824	161,107	112,035
Total					40,608
Chief Marketing Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	89,436	5,201	109,547	3,492
Relatedpartyconsultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		19,378	25,908	58,135	76,882	49,711
Total					25,908
V P Digitial Strategy [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	1,586	1,039	5,603	22,711
Marketing Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	37,052		111,156		5,286
Total	7,249		7,249		380,441
Marketing Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	125,901		377,704		119,059
Total	2,738		2,738		118,405
Member Of Board Of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	100,000		100,000
Director Of Business Development [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	300,000		300,000
Business Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 19,378	25,908	$ 58,135	76,882	$ 49,711
Total					$ 25,908